Note 3 - Cash and Balances Due From Banks	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Cash and Cash Equivalents Disclosure [Text Block]
(
3
)
Cash
and
Balances
Due
from
Banks

Components of cash and balances due from banks are as follows as of
December 31:

	20 1 8	2017

Cash on Hand and Cash Items	$9,359,924	$9,746,132
Noninterest-Bearing Deposits with Other Banks	1,016,952	13,399,004

	$10,376,876	$23,145,136

The Company is required to maintain reserve balances in cash or on deposit with the Federal Reserve Bank based on a percentage of deposits. Reserve balances totaled approximately
$1,979,000
and
$1,515,000
at
December 31, 2018
and
2017,
respectively.